SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2023
Software, computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Depreciation annual rates	33.00%
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciation annual rates	10.00%
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciation annual rates	33.00%
Capitalized development costs
Property, Plant and Equipment [Line Items]
Depreciation annual rates	33.00%
Leasehold improvement
Property, Plant and Equipment [Line Items]
Estimated useful lives	By the shorter of remaining lease term or estimated useful life of the asset